Note 20 - Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Note 20 - Share-based Compensation (Tables) [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of options	Weighted average exercise price in RMB	Aggregate Intrinsic Value RMB
Outstanding as of January 1, 2011	88,019,441	4.04	146,782
Granted on April 28, 2011	28,400,000	4.77
Exercised	(2,670,340)	2.28
Cancelled	(44,646,484)	5.37
Forfeited	(31,991,516)	5.36
Outstanding as of December 31, 2011	37,111,101	1.99	7,070
Granted on March12, 2012	96,645,000	1.90
Exercised	(183,380)	1.95
Cancelled	—	—
Forfeited	(411,490)	2.09
Outstanding as of December 31, 2012	133,161,231	1.92	15,436
Granted	—	—
Exercised	—	—
Cancelled	—	—
Forfeited	(1,431,734)	1.96
Outstanding as of December 31, 2013	131,729,497	1.92	—
Exercisable as of December 31, 2013	73,752,289	1.94	—

Schedule of Share-based Compensation Options, Grants in Period Grant Date Fair Value and Intrinsic Value [Table Text Block]
	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Weighted-average grant-date fair value per share of options granted	1.45	1.48	—
Total intrinsic value of options exercised	9,495	74	—
Total fair value of share options vested	7,355	30,513	34,362

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
	Options outstanding	Weighted average remaining contractual life (Years)	Weighted average exercise price in RMB	Options Exercisable
2012 Options G	91,897,750	8.3	1.90	37,390,750
2012 Options H	3,656,336	8.3	1.90	186,128
2009 Options	7,218,700	4.0	2.30	7,218,700
2008 Options	28,304,080	4.0	1.90	28,304,080
2007 Option A	652,631	3.0	2.32	652,631
Total	131,729,497			73,752,289

Inscom Options 2013 Plan [Member]
Note 20 - Share-based Compensation (Tables) [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Option J1	Option J2	Option J3
Fair value per underlying ordinary shares of InsCom	RMB0.02	RMB0.02	RMB0.02
Risk-free interest rate	0.08%	0.13%	0.68%
Expected life (years)	0.8	1.3	3
Expected volatility	30.00%	32.00%	60.00%
Expected dividend yield	0%	0%	0%
Early exercise multiple	3.0	3.0	3.0

Options 2012 Plan G [Member]
Note 20 - Share-based Compensation (Tables) [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Option G1	Option G2	Option G3	Option G4	Option G5
Weight average assumptions – expected dividend yield	0%	0%	0%	0%	0%
Risk-free interest rate	2.02%	2.16%	2.29%	2.42%	2.55%
Expected life (years)	5.11	5.61	6.11	6.61	7.11
Expected volatility	74.54%	74.54%	74.54%	74.54%	74.54%

Options 2012 Plan H [Member]
Note 20 - Share-based Compensation (Tables) [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Option H1	Option H2	Option H3	Option H4	Option H5	Option H6
Stock price per ordinary shares	US$0.31	US$0.31	US$0.31	US$0.31	US$0.31	US$0.31
Weight average assumptions – expected dividend yield	0%	0%	0%	0%	0%	0%
Risk-free interest rate	1.87%	1.98%	2.09%	1.82%	1.93%	2.04%
Expected life (years)	5.37	5.87	6.37	5.12	5.62	6.12
Expected volatility	74.54%	74.54%	74.54%	74.54%	74.54%	74.54%
	Option H1	Option H2	Option H3	Option H5	Option H6
Stock price per ordinary shares	US$0.30	US$0.30	US$0.30	US$0.30	US$0.30
Weight average assumptions – expected dividend yield	0%	0%	0%	0%	0%
Risk-free interest rate	1.26%	1.43%	1.60%	1.26%	1.43%
Expected life (years)	4.31	4.81	5.31	4.31	4.81
Expected volatility	59.29%	60.32%	64.83%	59.29%	60.32%

Inscom Options 2012 Plan [Member]
Note 20 - Share-based Compensation (Tables) [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Option I1	Option I2	Option I3	Option I4
Fair value per underlying ordinary shares of InsCom	RMB0.02	RMB0.02	RMB0.02	RMB0.02
Risk-free interest rate	1.74%	1.83%	1.94%	2.06%
Expected life (years)	2.7	2.7	5.2	5.2
Expected volatility	77.00%	71.00%	67.00%	67.00%
Expected dividend yield	0%	0%	0%	0%
Early exercise multiple	3.0	3.0	3.0	3.0
Post-vesting forfeiture rate	0%	0%	5%	5%

Options 2011 Plan [Member]
Note 20 - Share-based Compensation (Tables) [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Option F1	Option F2	Option F3	Option F4
Weight average assumptions – expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	1.93%	2.27%	2.54%	2.81%
Expected life (years)	3.43	3.93	4.43	4.94
Expected volatility	35.54%	34.34%	32.93%	32.49%

Options 2010 Plan [Member]
Note 20 - Share-based Compensation (Tables) [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Option E1	Option E2	Option E3	Option E4
Weight average assumptions – expected dividend yield	1.31%	1.31%	1.31%	1.31%
Risk-free interest rate	2.35%	2.61%	2.82%	3.06%
Expected life (years)	3.64	4.14	4.64	5.14
Expected volatility	34.91%	33.7%	32.62%	31.82%

Options 2009 Plan [Member]
Note 20 - Share-based Compensation (Tables) [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Option D1	Option D2	Option D3	Option D4
Weight average assumptions – expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	3.35%	3.51%	3.55%	3.61%
Expected life (years)	3.56	4.06	4.56	5.06
Expected volatility	33.0%	31.9%	32.2%	31.2%

Options 2008 Plan [Member]
Note 20 - Share-based Compensation (Tables) [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Option C1	Option C2	Option C3	Option C4
Weight average assumptions – expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	3.70%	3.71%	3.93%	4.07%
Expected life (years)	3.86	4.36	4.86	5.36
Expected volatility	28.2%	28.9%	28.0%	27.6%

Options 2007 Plan A [Member]
Note 20 - Share-based Compensation (Tables) [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Weighted average assumptions—expected dividend yield	0%
Risk-free interest rate	2.71%
Expected life (years)	5.6
Expected volatility	28.5%